Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0
Hedging derivatives, maturities, maximum	1 year
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 172,000,000
Gain or (loss) recognized in income on derivatives	$ 7,000,000	$ 11,000,000	$ (2,000,000)
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 63,000,000	100,000,000
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	7,900,000,000
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) to be reclassified in next 12 months from AOCI to earnings	4,000,000
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 388,000,000
Original maturities, maximum, of hedged instruments	18 months
Pre-tax gain (loss) recognized in OCI related to cash flow hedges	$ 5,000,000
Securities available-for-sale | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	13,700,000,000
Hedged financial instruments, notional amount of derivative	13,700,000,000
Securities available-for-sale | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	142,000,000
Securities available-for-sale | Foreign exchange contracts | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	142,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,700,000,000
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 14,700,000,000
Original maturities, minimum, of hedged instruments	5 years
Original maturities, maximum, of hedged instruments	30 years
Gain (loss) to be reclassified in next 12 months from AOCI to earnings	$ 0
Not Designated as Hedging Instrument, Economic Hedge | Staff expense | Equity Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain or (loss) recognized in income on derivatives	$ 36,000,000	$ (20,000,000)	$ 26,000,000